Fees Summary	Sep. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,595,000
Previously Paid Amount	0.00
Total Fee Amount	235.42
Total Offset Amount	0.00
Net Fee	235.42
Narrative - Max Aggregate Offering Price	$ 1,595,000
Final Prospectus	true